Marketable securities (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Disclosure of financial assets held for trading [text block]

	Average yield p.a. %	03/31/2026	12/31/2025
In local currency
Private funds	101.34% of CDI	776,936	526,526
Private Securities ("CDBs")	101.00% of CDI	6,912,231	7,045,434
Public Securities	IPCA + 6.15%	1,298,243	1,274,439
CDBs - Escrow Account (1)	99.61% of CDI	330,137	319,680
Public Securities - Instituto de Crédito Oficial (ICO)	12.64%	652,388	633,428
Other	99.99% of CDI		25,618
		9,969,935	9,825,125
Foreign currency
Time deposits (2)	4.43%	525,601	421,291
Other		8,179	6,038
		533,780	427,329
		10,503,715	10,252,454

Current		10,173,578	9,932,774
Non-Current		330,137	319,680

(1)Refers to escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(2)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.